Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000226945
Shareholder Report [Line Items]
Fund Name	Bitwise Crypto Industry Innovators ETF
Class Name	Bitwise Crypto Industry Innovators ETF
Trading Symbol	BITQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise Crypto Industry Innovators ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://bitqetf.com/materials. You can also request this information by contacting us at 415-707-3663.
Additional Information Phone Number	415-707-3663
Additional Information Website	https://bitqetf.com/materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Crypto Industry Innovators ETF	$65	0.85%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.85%
AssetsNet	$ 415,713,828
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,039,085
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$415,713,828	31	$1,039,085	36%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	4.2%
Short-Term Investment	13.8%
Financials	28.1%
Information Technology	67.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Iris Energy	12.5%
Coinbase Global, Cl A	9.1%
MicroStrategy, Cl A	8.7%
Applied Digital	5.3%
Cleanspark	4.9%
Riot Platforms	4.8%
MARA Holdings	4.6%
Core Scientific	4.6%
Cipher Mining	4.1%
Terawulf	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	415-707-3663
Updated Prospectus Web Address	https://bitqetf.com/materials